QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 16 – QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Summarized unaudited quarterly financial results for 2012 and 2013 is as follows:

2012

	March 31	June 30	September 30	December 31(a)	Total Year
Net sales	$61,375	$68,173	$80,307	$91,398	$301,253
Gross profit	14,828	17,145	20,266	21,804	74,043
(Loss) income from continuing operations	(2,075)	(5,623)	1,029	2,375	(4,294)
Net (loss) income	(2,273)	(5,624)	898	5,093	(1,906)
Net (loss) income attributable to common stockholders	(3,595)	(6,985)	(504)	3,649	(7,435)

Net (loss) income per share (basic and diluted):
(Loss) income per share from continuing operations attributable to common stockholders	$(0.17)	$(0.36)	$(0.02)	$0.04	$(0.49)
(Loss) income per share attributable to common stockholders	$(0.18)	$(0.36)	$(0.02)	$0.17	$(0.37)

2013

	March 31	June 30	September 30	December 31	Total Year
Net sales	$91,962	$104,686	$115,951	$119,330	$431,929
Gross profit	22,274	26,255	29,949	31,210	109,688
(Loss) income from continuing operations	(243)	1,436	3,068	2,377	6,638
Net (loss) income	(530)	1,226	2,967	2,377	6,040
Net (loss) income attributable to common stockholders	(2,017)	(306)	1,389	751	(183)

Net (loss) income per share (basic and diluted):
(Loss) income per share from continuing operations attributable to common stockholders	$(0.08)	$—	$0.07	$0.03	$0.02
(Loss) income per share attributable to common stockholders	$(0.09)	$(0.01)	$0.07	$0.03	$(0.01)

(a)	We recorded a net gain on litigation settlement of $6,975 in this quarter related to a class action lawsuit in which we were one of the plaintiffs. We also recorded a gain of $4,500 in discontinued operations as a result of terminating a regrinding materials contract due to discontinuing a regrinding operation.

Earnings-per-share amounts are computed independently each quarter for net (loss) income from continuing operations, net (loss) income from discontinued operations and net (loss) income attributable to common shareholders. As a result, the sum of each quarter’s per-share amount may not equal the total per-share amount for the respective year, and the sum of per-share amounts from continuing operations and discontinued operations may not equal the total per-share amounts for net (loss) income attributable to common shareholders for the respective quarters.